                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21899

                  Morgan Stanley Institutional Strategies Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Institutional Strategies Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2008

..

                                                            BLENDED INDEX
                                                                 (A BLEND
                                                                   OF 1/3
                                                          RUSSELL 1000(R)
                                                                   GROWTH
                                                               INDEX, 1/3
                                                          RUSSELL 1000(R)            LIPPER
                                                             VALUE INDEX,            GLOBAL
                                                                  AND 1/3         MULTI-CAP
                                                   S&P          MSCI EAFE              CORE
CLASS A    CLASS B    CLASS C    CLASS I+    500(R)(1)          INDEX)(2)    FUNDS INDEX(3)
-11.50%    -11.06%    -10.92%     -11.72%      -12.46%            -11.74%          -10.51%




+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Global economic conditions contracted during the six-month period under review as consumers adjusted to falling home values and rising food and energy costs. Corporations were also forced to adjust to higher input costs and lengthening sales cycles, as revenue growth slowed. The combined impact of falling residential property values and rising mortgage financing costs finally popped the real estate bubble in the U.S., which had seen residential property values in the top fifty U.S. housing markets double between 2003 and 2007. The U.K., Europe and Australia also experienced declines in home prices after a similar period of appreciation.

Global gross domestic product (GDP) fell sharply from the recovery experienced in early 2007. In the U.S., GDP growth peaked during the third quarter of the year at an annualized rate of 4.9 percent. By March 2008, GDP was contracting and appeared to be headed for an annualized growth rate of 2 percent for the full year. In Europe and Japan, growth also appeared to be contracting, but at a slower pace than in the U.S.

Developing, or emerging market economies enjoyed more robust growth during the period under review, however monetary conditions tightened in a number of countries as authorities tried to reign in inflationary pressures. Interestingly, the U.S. Federal Reserve eased (or lowered) interest rates aggressively during this same period, responding to both slow growth and financing company credit concerns, while the European Central Bank, fearing run-away inflation, held rates unchanged.

As might be expected, global equity markets fell during the six months ended March 31, 2008, as rising inflation and declining profit forecasts reduced valuations. At the same time, fixed income markets rallied as investors sought more predictable income streams from bonds.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Institutional Strategies Fund outperformed the S&P 500(R), the Blended Index (a blend of 1/3 Russell 1000(R) Growth Index, 1/3 Russell 1000(R) Value Index, and 1/3 Morgan Stanley Capital International [MSCI] EAFE Index) and underperformed the Lipper Global Multi-Cap Core

Funds Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

Morgan Stanley Institutional Strategies Fund invests equal allocations of its assets in three underlying Morgan Stanley Institutional Funds -- U.S. Large Cap Growth++, Large Cap Relative Value and Active International Allocation. For the six-month period ended March 31, 2008, the underlying funds posted the following total returns: Active International Allocation, -9.90 percent; U.S. Large Cap Growth, -11.38 percent, and Large Cap Relative Value, -12.50 percent.


During the six-month period under review, equity markets in Europe, Japan and the U.S., as well as those in emerging markets, suffered double-digit losses. Generally speaking, growth stocks outperformed value stocks during this period. Financial and consumer cyclical sectors suffered the largest losses in the U.S., while healthcare and consumer staples outperformed.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

++ Morgan Stanley Institutional U.S. Large Cap Growth name change to Morgan Stanley Institutional Capital Growth effective May 1, 2008.

PORTFOLIO ALLOCATION
Morgan Stanley Institutional
  Active International Allocation  33.7%
Morgan Stanley Institutional U.S.
  Large Cap Growth++               33.3
Morgan Stanley Institutional
  Large Cap Relative Value         32.9



Data as of March 31, 2008. Subject to change daily. All percentages are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

++ Morgan Stanley Institutional U.S. Large Cap Growth name change to Morgan Stanley Institutional Capital Growth effective May 1, 2008.


INVESTMENT STRATEGY

THE FUND IS A "FUND OF FUNDS," MEANING THAT IT SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN A COMBINATION OF THREE PORTFOLIOS OF MORGAN STANLEY INSTITUTIONAL FUND, INC. ("UNDERLYING FUNDS") ON A FIXED ALLOCATION BASIS. THE FUND MAKES EQUAL ALLOCATIONS OF ITS ASSETS TO THE FOLLOWING THREE UNDERLYING FUNDS: ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO ("ACTIVE INTERNATIONAL ALLOCATION"), LARGE CAP RELATIVE VALUE PORTFOLIO ("LARGE CAP RELATIVE VALUE") AND U.S. LARGE CAP GROWTH PORTFOLIO ("U.S. LARGE CAP GROWTH").++ INVESTORS MAY PURCHASE THE UNDERLYING FUNDS DIRECTLY ONLY IF THEY MEET CERTAIN INVESTMENT MINIMUMS OR OTHER REQUIREMENTS SET FORTH IN EACH UNDERLYING FUND'S PROSPECTUS. THE UNDERLYING FUNDS INVEST PRIMARILY IN U.S. AND FOREIGN EQUITY SECURITIES. THE INVESTMENT POLICIES OF THE UNDERLYING FUNDS ARE DESCRIBED BELOW. THE INVESTMENT RESULTS OF THE UNDERLYING FUNDS WILL VARY. AS A RESULT, THE PERCENTAGE ALLOCATIONS TO THE UNDERLYING FUNDS WILL BE MONITORED DAILY BY THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., AND THE FUND'S ALLOCATIONS TO THE UNDERLYING FUNDS WILL BE REBALANCED WHENEVER THE ACTUAL ALLOCATIONS EXCEED PLUS OR MINUS 5 PERCENT OF THE PRE-DETERMINED FIXED PERCENTAGE ALLOCATION BASIS. ACCORDINGLY, IT MAY BE NECESSARY FOR THE FUND TO SELL SHARES OF AN UNDERLYING FUND THAT HAVE APPRECIATED IN VALUE, IN ORDER TO MAINTAIN THE FIXED PERCENTAGE ALLOCATION AMONG THE UNDERLYING FUNDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND

EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+       CLASS I SHARES++
                              (since 08/28/06)     (since 08/28/06)      (since 08/28/06)      (since 08/28/06)
SYMBOL                                  GVIAX                GVIBX                 GVICX                 GVIDX
1 YEAR                                 (1.68)%(4)           (1.45)%(4)            (1.39)%(4)            (1.69)%(4)
                                       (6.84) (5)           (6.23) (5)            (2.35) (5)                --

SINCE INCEPTION                          6.61 (4)             6.40 (4)              6.51 (4)              6.66 (4)
                                         3.05 (5)             3.96 (5)              6.51 (5)                --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class I has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Blended Index is comprised of 1/3 Russell 1000(R) Growth Index (measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values), 1/3 Russell 1000(R) Value Index (measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values) and 1/3 Morgan Stanley Capital International (MSCI) EAFE Index (measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Global Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Global Multi-Cap Core Funds classification.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
10/01/07 - 03/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD @
                                                  -------------    -------------    ---------------
                                                                                       10/01/07 -
                                                     10/01/07         03/31/08          03/31/08
                                                  -------------    -------------    ---------------
CLASS A
Actual (-11.50% return).......................      $1,000.00        $  885.00           $1.13
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,023.80           $1.21
CLASS B
Actual (-11.06% return).......................      $1,000.00        $  889.40           $3.16
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,021.65           $3.39
CLASS C
Actual (-10.92% return).......................      $1,000.00        $  890.80           $0.85
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,024.10           $0.91
CLASS I @@
Actual (-11.72% return).......................      $1,000.00        $  882.80           $0.85
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,024.10           $0.91



---------
 @ Expenses are equal to the Fund's annualized expense ratios of 0.46%, 0.89%, 0.39% and 0.39% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 21.03%, 21.46%, 19.77% and 20.96% for Class A, Class B, Class C and Class I shares, respectively.

@@  Formerly Class D Shares. Renamed Class I Shares effective March 31, 2008.

Morgan Stanley Institutional Strategies Fund
PORTFOLIO OF INVESTMENT - MARCH 31, 2008 (UNAUDITED)



 NUMBER OF
   SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
             Common Stocks (99.9%)

             Investment Trusts/Mutual Funds

     24,370  Morgan Stanley Institutional Active International
               Allocation Portfolio (Class A)....................           $   354,092

     16,145  Morgan Stanley Institutional U.S. Large Cap Growth
               Portfolio (Class A) (a)...........................               349,533

     32,276  Morgan Stanley Institutional Large Cap Relative
               Value Portfolio (Class A).........................               345,672
                                                                            -----------

             Total Investments (Cost $1,022,498) (b)..............   99.9%    1,049,297

             Other Assets in Excess of Liabilities ...............    0.1           907
                                                                    -----   -----------


             Net Assets .........................................   100.0%  $ 1,050,204
                                                                    =====   ===========





----------

(a) Morgan Stanley Institutional U.S. Large Cap Growth name change to Morgan Stanley Institutional Capital Growth effective May 1,
     2008.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $59,952 and the aggregate gross unrealized depreciation is $33,152, resulting in a net appreciation of $26,799




                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $1,022,498)............  $1,049,297
Cash.............................................................      75,786
Receivable for shares of beneficial interest sold................       5,325
Prepaid expenses and other assets................................      29,343
Receivable from Investment Adviser...............................      25,793
                                                                   ----------
  Total Assets..................................................    1,185,544
                                                                   ----------
Liabilities:
Distribution fee payable.........................................         504
Accrued expenses and other payables..............................     134,836
                                                                   ----------
  Total Liabilities.............................................      135,340
                                                                   ----------
  Net Assets....................................................   $1,050,204
                                                                   ==========
Composition of Net Assets:
Paid-in-capital..................................................  $  986,333
Net unrealized appreciation......................................      26,799
Accumulated undistributed net investment income..................      17,897
Accumulated undistributed net realized gain......................      19,175
                                                                   ----------
  Net Assets....................................................   $1,050,204
                                                                   ==========
Class A Shares:
Net Assets.......................................................    $423,165
Shares Outstanding (unlimited authorized, $.01 par value)........      39,394
  Net Asset Value Per Share.....................................       $10.74
                                                                       ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value)...............       $11.33
                                                                       ======
Class B Shares:
Net Assets.......................................................    $313,547
Shares Outstanding (unlimited authorized, $.01 par value)........      29,288
  Net Asset Value Per Share.....................................       $10.71
                                                                       ======
Class C Shares:
Net Assets.......................................................  $  179,407
Shares Outstanding (unlimited authorized, $.01 par value)........      16,587
  Net Asset Value Per Share.....................................       $10.82
                                                                       ======
Class I Shares:@@
Net Assets.......................................................    $134,085
Shares Outstanding (unlimited authorized, $.01 par value)........      12,500
  Net Asset Value Per Share.....................................       $10.73
                                                                       ======




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2008 (unaudited)


Net Investment Income:
Dividend Income..................................................  $  19,920
                                                                   ---------
Expenses
Professional fees................................................     61,832
Registration fees................................................     32,998
Shareholder reports and notices..................................     13,082
Transfer agent fees and expenses.................................      3,665
Distribution fee (Class A shares)................................        149
Distribution fee (Class B shares)................................        870
Trustees' fees and expenses......................................        164
Other............................................................      7,039
                                                                   ---------
  Total Expenses................................................     119,799
Less: amounts waived/reimbursed..................................   (117,776)
                                                                   ---------
  Net Expenses..................................................       2,023
                                                                   ---------
  Net Investment Income.........................................      17,897
                                                                   ---------
Realized and Unrealized Gain (Loss):
Investments......................................................     (8,865)
Capital gain distribution received...............................     28,116
                                                                   ---------
  Net Realized Gain.............................................      19,251
                                                                   ---------
  Net Change in Unrealized Appreciation/Depreciation............    (177,692)
                                                                   ---------
  Net Loss......................................................    (158,441)
                                                                   ---------
Net Decrease.....................................................  $(140,544)
                                                                   =========





                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED           ENDED
                                                    MARCH 31, 2008   SEPTEMBER 30, 2007
                                                    --------------   ------------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................    $   17,897         $    7,677
Net realized gain.................................        19,251             22,754
Net change in unrealized
  appreciation/depreciation.......................      (177,692)           191,082
                                                      ----------         ----------
  Net Increase (Decrease)........................       (140,544)           221,513
                                                      ----------         ----------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares.................................         (5,147)             --
  Class B shares.................................         (3,937)             --
  Class C shares.................................           (494)             --
  Class I shares@@...............................         (1,973)             --
Net realized gain
  Class A shares.................................         (8,731)             --
  Class B shares.................................         (6,854)             --
  Class C shares.................................         (4,263)             --
  Class I shares@@...............................         (2,905)             --
                                                      ----------         ----------
  Total Dividends and Distributions..............        (34,305)             --
                                                      ----------         ----------
Net increase from transactions in shares of
  beneficial interest.............................         4,230            170,536

  Net Increase (Decrease)........................       (170,619)           392,049
Net Assets:
Beginning of period...............................     1,220,823            828,774
                                                      ----------         ----------
End of Period
(Including accumulated undistributed net
investment income of $17,897 and $11,551,
respectively).....................................    $1,050,204         $1,220,823
                                                      ==========         ==========




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Institutional Strategies Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in a combination of three portfolios of Morgan Stanley Institutional Fund, Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds") on a fixed allocation basis. The Fund's investment objective is to seek capital appreciation. The Fund was organized as a Massachusetts business trust on May 2, 2006 and commenced operations on August 28, 2006.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory fees to the Investment Adviser of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator of the Underlying Funds. Under an agreement between the

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund.

The Investment Adviser has voluntarily agreed to cap the Fund's operating expenses (exclusive of any indirect expenses from the Underlying Funds) by assuming the Fund's "other expenses" so that such operating expenses do not exceed 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class I shares respectively (on an annualized basis). These reimbursements are voluntary and the Investment Adviser reserves the right to terminate them at any time and without notice. At March 31, 2008, included in the Statements of Assets and Liabilities is a receivable from the Investment Adviser an affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amounts at March 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.07% and 0.00%, respectively.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

The Distributor has informed the Fund that for the six months ended March 31, 2008, it received no contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares, respectively and received no front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $115,166 and $92,013, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

5. Shares of Beneficial Interest

                                                     FOR THE SIX
                                                    MONTHS ENDED         FOR THE YEAR
                                                   MARCH 31, 2008           ENDED
                                                  ----------------    SEPTEMBER 30, 2007
                                                     (unaudited)     -------------------
                                                  SHARES    AMOUNT    SHARES     AMOUNT
                                                  ------   -------   -------   ---------
CLASS A SHARES
Sold............................................     813     9,914    12,915   $ 134,327
Conversion from Class B.........................   1,495    18,388    10,271     116,791
Reinvestment of dividends and distributions.....     769     8,846      --         --
Redeemed........................................     (26)     (304)     (234)     (2,743)
                                                  ------   -------   -------   ---------
Net increase - Class A..........................   3,051    36,844    22,952     248,375
                                                  ------   -------   -------   ---------
CLASS B SHARES
Sold............................................     316     3,339     7,274      78,259
Conversion to Class A...........................  (1,496)  (18,388)  (10,313)   (116,791)
Reinvestment of dividends and distributions.....     860     9,885      --         --
Redeemed........................................    (817)   (8,959)     (884)    (10,327)
                                                  ------   -------   -------   ---------
Net decrease - Class B..........................  (1,137)  (14,123)   (3,923)    (48,859)
                                                  ------   -------   -------   ---------
CLASS C SHARES
Sold............................................      16       326     2,343      26,735
Reinvestment of dividends and distributions.....     132     1,515      --         --
Redeemed........................................  (1,888)  (20,332)   (4,723)    (55,715)
                                                  ------   -------   -------   ---------
Net decrease - Class C..........................  (1,740)  (18,491)   (2,380)    (28,980)
                                                  ------   -------   -------   ---------
Net increase in Fund............................     174     4,230    16,649   $ 170,536
                                                  ======   =======   =======   =========



6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

7. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                       FOR THE PERIOD
                                                 FOR THE SIX       FOR THE YEAR       AUGUST 28, 2006*
                                                MONTHS ENDED           ENDED               THROUGH
                                               MARCH 31, 2008   SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                               --------------   ------------------   ------------------
                                                 (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period.........      $12.51             $10.23               $10.00
                                                   ------             ------               ------
Income (loss) from investment operations:
  Net investment income++...................         0.18               0.07                 0.00
  Net realized and unrealized gain (loss)...        (1.58)              2.21                 0.23
                                                   ------              -----                -----
Total income (loss) from investment
operations..................................        (1.40)              2.28                 0.23
                                                   ------              -----                -----
Less dividends and distributions from:
  Net investment income.....................        (0.14)              --                   --
  Net realized gain.........................        (0.23)              --                   --
                                                   ------              -----                -----
Total dividends and distributions............       (0.37)              --                   --
                                                   ------              -----                -----
Net asset value, end of period...............      $10.74             $12.51               $10.23
                                                   ======             ======               ======
Total Return++++.............................      (11.50)%(1)         22.29%                2.30 %(1)
Ratios to Average Net Assets(3)(4)(5):
Expenses.....................................        0.46 %(2)          0.61%                0.64 %(2)
Net investment income (loss).................        3.02 %(2)          0.81%               (0.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands......        $423               $455                 $137
Portfolio turnover rate......................           8 %(1)            12%                   3 %(1)



----------

  *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
 (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:



                        EXPENSE      NET INVESTMENT
PERIOD ENDED             RATIO         LOSS RATIO
------------            -------      --------------
March 31, 2008           21.03%          (17.55)%
September 30, 2007       18.55           (17.13)
September 30, 2006       52.09           (51.95)




                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                       FOR THE PERIOD
                                                 FOR THE SIX       FOR THE YEAR       AUGUST 28, 2006*
                                                MONTHS ENDED           ENDED               THROUGH
                                               MARCH 31, 2008   SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                               --------------   ------------------   ------------------
                                                 (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $12.51             $10.22               $10.00
                                                   ------             ------               ------

Income (loss) from investment operations:
  Net investment income (loss)++............         0.15               0.11                (0.01)
  Net realized and unrealized gain (loss)...        (1.59)              2.18                 0.23
                                                   ------              -----                -----

Total income (loss) from investment
operations..................................        (1.44)              2.29                 0.22
                                                   ------              -----                -----

Less dividends and distributions from:
  Net investment income.....................        (0.13)              --                   --
  Net realized gain.........................        (0.23)              --                   --
                                                   ------             ------               -------

Total dividends and distributions............       (0.36)              --                   --
                                                   ------              -----                -----

Net asset value, end of period...............      $10.71             $12.51               $10.22
                                                   ======             ======               ======

Total Return++++.............................      (11.06)%(1)         21.43%                2.20 %(1)

Ratios to Average Net Assets(3)(4)(5):
Expenses.....................................        0.89 %(2)          0.58%                1.39 %(2)

Net investment income (loss).................        2.59 %(2)          0.84%               (1.25)%(2)

Supplemental Data:
Net assets, end of period, in thousands......        $314               $382                 $352

Portfolio turnover rate......................           8 %(1)            12%                   3 %(1)



----------

  *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
 (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:



                        EXPENSE      NET INVESTMENT
PERIOD ENDED             RATIO         LOSS RATIO
------------            -------      --------------
March 31, 2008           21.46%          (17.98)%
September 30, 2007       18.52           (17.10)
September 30, 2006       52.84           (52.70)




                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                       FOR THE PERIOD
                                                 FOR THE SIX       FOR THE YEAR       AUGUST 28, 2006*
                                                MONTHS ENDED           ENDED               THROUGH
                                               MARCH 31, 2008   SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                               --------------   ------------------   ------------------
                                                 (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $12.41             $10.22               $10.00
                                                   ------             ------               ------

Income (loss) from investment operations:
  Net investment income (loss)++............         0.25               0.01                (0.01)
  Net realized and unrealized gain (loss)...        (1.58)              2.18                 0.23
                                                   ------              -----                -----

Total income (loss) from investment
operations..................................        (1.33)              2.19                 0.22
                                                   ------              -----                -----

Less dividends and distributions from:
  Net investment income.....................        (0.03)              --                   --
  Net realized gain.........................        (0.23)              --                   --
                                                   ------              -----                -----

Total dividends and distributions............       (0.26)              --                   --
                                                   ------              -----                -----

Net asset value, end of period...............      $10.82             $12.41               $10.22
                                                   ======             ======               ======

Total Return++++.............................      (10.92)%(1)         21.31%                2.30 %(1)

Ratios to Average Net Assets(3)(4)(5):
Expenses.....................................        0.39 %(2)          1.39%                1.39 %(2)

Net investment income (loss).................        3.09 %(2)          0.03%               (1.25)%(2)

Supplemental Data:
Net assets, end of period, in thousands......        $179               $227                 $212

Portfolio turnover rate......................           8 %(1)            12%                   3 %(1)



----------

  *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
 (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:



                        EXPENSE      NET INVESTMENT
PERIOD ENDED             RATIO         LOSS RATIO
------------            -------      --------------
March 31, 2008           19.77%          (17.48)%
September 30, 2007       19.33           (17.91)
September 30, 2006       52.84           (52.70)




                        See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                       FOR THE PERIOD
                                                 FOR THE SIX       FOR THE YEAR       AUGUST 28, 2006*
                                                MONTHS ENDED           ENDED               THROUGH
                                               MARCH 31, 2008   SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                               --------------   ------------------   ------------------
                                                 (unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period.........      $12.54             $10.23               $10.00
Income (loss) from investment operations:
  Net investment income++...................         0.18               0.12                 0.00
  Net realized and unrealized gain (loss)...        (1.60)              2.19                 0.23
                                                   ------              -----                -----
Total income (loss) from investment
operations..................................        (1.42)              2.31                 0.23
                                                   ------              -----                -----
Less dividends and distributions from:
  Net investment income.....................        (0.16)              --                   --
  Net realized gain.........................        (0.23)              --                   --
                                                   ------             ------               -------
Total dividends and distributions............       (0.39)              --                   --
                                                   ------              -----                -----
Net asset value, end of period...............      $10.73             $12.54               $10.23
                                                   ======             ======               ======
Total Return++++.............................      (11.72)%(1)         22.68%                2.30 %(1)
Ratios to Average Net Assets(3)(4)(5):
Expenses.....................................        0.39 %(2)          0.39%                0.39 %(2)
Net investment income (loss).................        3.09 %(2)          1.03%               (0.25)%(2)
Supplemental Data:
Net assets, end of period, in thousands......        $134               $157                 $128
Portfolio turnover rate......................           8 %(1)            12%                   3 %(1)



----------

  *   Commencement of operations.
 @@   Formerly Class D shares.  Renamed Class I shares effective March 31,
      2008.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
++++ Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
 (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:



                        EXPENSE      NET INVESTMENT
PERIOD ENDED             RATIO         LOSS RATIO
------------            -------      --------------
March 31, 2008           20.96%          (17.48)%
September 30, 2007       18.33           (16.91)
September 30, 2006       51.84           (51.70)




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board
Ronald E. Robison
President and Principal Executive Officer
Dennis F. Shea
Vice President
Amy R. Doberman
Vice President
Carsten Otto
Chief Compliance Officer
Stefanie V. Chang Yu
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.
This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Morgan Stanley Distributors Inc., member FINRA



(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Institutional Strategies
Fund


Semiannual Report
March 31, 2008





INSTSTRATSAN
IU08-02985P-Y03/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Strategies Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


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